Research and Development (R&D) Tax Credit Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and Development (R&D) Tax Credit Receivable
Beginning balance	$ 398,718	$ 518,453
Tax credits applied	(122,013)	(119,735)
Ending balance	$ 276,705	$ 398,718